Related Parties	12 Months Ended
Mar. 31, 2019
Disclosure Of Related Party [Abstract]
Related Parties
40)	RELATED PARTIES

For the purpose of the consolidated financial statements, parties are considered to be related to the Group, if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Vivek Narayan Gour
Key management personnel	Aditya Tim Guleri
Key management personnel	James Jianzhang Liang#
Key management personnel	Patrick Luke Kolek* (from January 31, 2017)
Key management personnel	Charles St Leger Searle* (from January 31, 2017)
Key management personnel	Paul Laurence Halpin* (from April 30, 2018)
Key management personnel	Aileen O’Toole* (from January 24, 2019)
Key management personnel	Oliver Minho Rippel* (from January 31, 2017 to January 24, 2019)
Key management personnel	Ashish Kashyap (from January 31, 2017 to September 30, 2017)
Key management personnel	Yuvraj (Raj) Thacoor* (from January 31, 2017 to April 30, 2018)
Key management personnel	Mohit Gupta (till May 31, 2017)
Key management personnel	Saujanya Shrivastava (till May 31, 2017)
Key management personnel	Yuvaraj Srivastava (till May 31, 2017)
Key management personnel	Sanjay Mohan (till May 31, 2017)
Key management personnel	Ranjeet Oak (till May 31, 2017)
Key management personnel	Anshuman Bapna (till May 31, 2017)
Key management personnel	Frederic Lalonde (till January 31, 2017)
Key management personnel	Philip Wolf (till January 31, 2017)
Key management personnel	Ranodeb Roy (till January 31, 2017)
Entity providing key management personnel services	IQ EQ Corporate Services (Mauritius) Limited (formerly known as SGG Corporate Services (Mauritius) Limited)
Entities having significant influence over the Company and its subsidiaries	Naspers Limited and its subsidiaries (from January 31, 2017)
Equity-accounted investee	Inspirock, Inc.
Equity—accounted investee	Simplotel Technologies Private Limited
Equity—accounted investee	Saaranya Hospitality Technologies Private Limited (from January 31, 2017)
Equity-accounted investee and its subsidiaries	HolidayIQ Pte. Ltd and its subsidiaries

Note:	#nominee of Ctrip.com International, Ltd. and * nominees of MIH Internet SEA Pte. Ltd. (subsidiary of Naspers Limited)

(A) Transactions with Key Management Personnel:

Key Management Personnel Compensation**

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2017	2018	2019
Short-term employee benefits	3,142	4,976	2,239
Contribution to defined contribution plan	108	94	68
Share based payment	14,892	27,714	21,984
Legal and professional	150	86	76
Total	18,292	32,870	24,367

Note: **	Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

During the year ended March 31, 2018, USD 2,179 was accrued as severance cost to be paid to Ashish Kashyap over the period of two years in equal monthly installments as per the separation agreement entered with him. As at March 31, 2019, USD 607 (March 31, 2018: USD 1,656) is outstanding against amount payable towards severance cost.

(B) Transactions with Entity providing Key Management Personnel Services:

	For the year ended March 31
Transactions	2017	2018	2019
Key management personnel services	3	2	2
Consultancy services	23	22	26

(C) Transactions with entity having significant influence over the company and its subsidiaries:

a) Pursuant to the acquisition of Ibibo Group, the Company received an entitlement on future proceeds from sale of stake in an Indian entity, engaged in the business-to-business online travel industry, from MIH Internet SEA Pte. Ltd. (MIH). As at March 31, 2018, other current assets included USD 17,100 which represented the fair value of the above entitlement. In September 2018, the Company realised USD 17,101 against this entitlement.

As per the terms of the ibibo Group acquisition agreement, as a key condition to the completion of the transaction, MIH contributed its pro rata share of consolidated net working capital of approximately USD 82,826 in cash to MMYT at the closing (which was subject to adjustments after completion). In May 2017, MIH agreed to the working capital adjustment and total pro rate share contributed by MIH was USD 83,260. The difference of USD 434 was receivable and was included under other current assets as at March 31, 2017 (refer note 8 (a)). During the year ended March 31, 2018, the amount has been received by the Company.

b) Placement of Class B Shares to MIH Internet SEA Pte Ltd: On May 5, 2017, MIH Internet SEA Pte Ltd. purchased 3,666,667 Class B Shares from the Company at a price of USD 36.00 per Class B share, for an aggregate consideration of USD 132,000 (refer note 28).

c) During the year ended March 31, 2017, Naspers Limited had issued letters of support of USD 8,487 to a bank for the issuance of bank guarantees (amount outstanding in respect of bank guarantee as at March 31, 2017: USD 6,258) in favor of certain suppliers of ibibo Group Private Limited, a subsidiary of MakeMyTrip Limited, in respect of amounts due and payable by ibibo Group Private Limited. During the year ended March 31, 2018, these have been annulled and no amount in respect of these letters of support is outstanding as at March 31, 2018.

d) Other transactions with subsidiaries of the entity having significant influence over the company:

The Company collects payment from end customers through subsidiaries of Naspers Limited which are online payment service providers. In this arrangement, payment of USD 1,002,195 (March 31, 2018: USD 1,252,022, March 31, 2017: 140,069) was collected by these entities on behalf of the Company and such amounts were remitted to the Company within a predefined time period. Further, service fee of USD 11,333 (March 31, 2018: USD 14,940, March 31, 2017: 1,746) was charged by these entities for rendering these services to the Company, which is recognized under payment gateway charges (refer note 15).

The Company procured air tickets of USD 829 (March 31, 2018: USD 21,567, March 31, 2017: 3,227) as an agent from one of the subsidiaries of Naspers Limited, which operates as a travel product aggregator. The Company earned USD Nil, (March 31, 2018: USD 221 March 31, 2017: 32) from this entity as commission in the current year on procurement of such tickets. Further, the Company also sold hotel room nights of USD 516 (March 31, 2018: USD 2,731, March 31, 2017: 692) to this entity and paid commission expense of USD 26 (March 31, 2018: USD 70, March 31, 2017: 37).

The Company reimbursed expenses of USD Nil (March 31, 2018: USD 1, March 31, 2017: 40) against various expenses incurred on behalf of the Company by the subsidiaries of Naspers Limited.

	As at March 31
Balance Outstanding	2018	2019
Funds in transit	4,684	8,747
Trade and other receivables	195	70

(D)Transactions With Equity-Accounted Investee And Its Subsidiaries:

a)	Simplotel Technologies Private Limited

In September 2018, 1,181 preference shares held in Simplotel were converted into 2,105 equity shares.

b)	HolidayIQ Pte. Ltd and its subsidiaries

	For the year ended March 31
Transactions	2017	2018	2019
Revenue from air ticketing	27	36	38
Services received	34	75	—

	As at March 31
Balance Outstanding	2018	2019
Trade and other receivables/(contract liability)	10	(2)